Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Future of Energy Fund, Inc.
Entity Central Index Key	0001580956
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class A
Trading Symbol	MLOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.25%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 20.18% total return in the 12 months ended November 30, 2024, compared with the Linked Index,[1] which returned 14.39%, and the MSCI World Index - net,[2] which returned 27.83%.

Stock selection in the exploration & production sector helped the Fund's relative performance in the period compared with the Linked Index, in part due to an overweight in EQT Corporation, which rose more than 20%. Stock selection in the oilfield services & equipment sector also contributed, due in large part to the timing of the Fund's allocation to Schlumberger, which had a sizable decline in the Linked Index. The timing of the Fund's allocation to integrated electric utilities aided relative performance, as did stock selection in that sector.

The Fund's out-of-index allocation to renewable energy equipment companies detracted from relative performance, as these holdings had a decline as a group. An out-of-index position in the measurement instruments sector also hindered performance. Stock selection in power generation detracted as well, in part due to an out-of-index allocation to RWE, a Germany-based multinational power company whose shares declined in the period.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly contributed to the Fund's total return for the 12 months ended November 30, 2024.

Top contributing sectors	Top detracting sectors
Exploration & Production	Renewable Energy Equipment
Oilfield Services & Equipment	Measurement Instruments
Integrated Electric Utilities	Power Generation

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of November 30, 2024)
	1 Year	5 Years	10 Years
With sales charge[3]	14.78%	11.21%	1.94%
Without sales charge	20.18%	12.24%	2.41%
Linked Index[1]	14.39%	12.68%	3.87%
S&P 500 Index[2]	33.89%	15.76%	13.34%
MSCI World Index - net[2]	27.83%	12.41%	10.06%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.
Material Change Date	Mar. 28, 2024
Net Assets	$ 124,290,035
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 392,846
Investment Company, Portfolio Turnover	220.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of November 30, 2024)
Net assets	$124,290,035
Number of portfolio holdings (excluding derivatives)	43
Portfolio turnover rate	220%
Net advisory fees paid	$392,846

Holdings [Text Block]
Portfolio holdings (as of November 30, 2024)

Top ten holdings[4,5]	(%)
Energy Transfer LP	7.6%
Phillips 66	7.3%
Hess Corp.	6.3%
ConocoPhillips	5.8%
TC Energy Corp.	5.6%
Chevron Corp.	4.4%
Exxon Mobil Corp.	3.8%
Canadian Natural Resources Ltd.	3.7%
First Solar, Inc.	3.5%
Pembina Pipeline Corp.	3.2%

Sector diversification[4,6]	(%)
Exploration & Production	26.5%
Midstream - Oil & Gas	18.9%
Integrated Oils	15.0%
Refining & Marketing	7.3%
Power Generation	7.3%
Renewable Energy Equipment	6.2%
Oilfield Services & Equipment	5.1%
Integrated Electric Utilities	3.8%
Electrical Power Equipment	2.7%
Other (includes short-term Investments)	7.0%

Country diversification[4,6]	(%)
United States	64.1%
Canada	23.7%
Denmark	3.1%
United Kingdom	2.9%
Germany	1.8%
Italy	1.3%
Thailand	1.1%
Netherlands	1.0%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Energy Transfer LP	7.6%
Phillips 66	7.3%
Hess Corp.	6.3%
ConocoPhillips	5.8%
TC Energy Corp.	5.6%
Chevron Corp.	4.4%
Exxon Mobil Corp.	3.8%
Canadian Natural Resources Ltd.	3.7%
First Solar, Inc.	3.5%
Pembina Pipeline Corp.	3.2%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent shareholder report for the period ended May 31, 2024 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in energy and energy-related companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Material Fund Change Name [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.
Material Fund Change Strategies [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in energy and energy-related companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.
Material Fund Change Risks Change [Text Block]	In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent shareholder report for the period ended May 31, 2024 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class C
Trading Symbol	MLOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.90%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 19.35% total return in the 12 months ended November 30, 2024, compared with the Linked Index,[1] which returned 14.39%, and the MSCI World Index - net,[2] which returned 27.83%.

Stock selection in the exploration & production sector helped the Fund's relative performance in the period compared with the Linked Index, in part due to an overweight in EQT Corporation, which rose more than 20%. Stock selection in the oilfield services & equipment sector also contributed, due in large part to the timing of the Fund's allocation to Schlumberger, which had a sizable decline in the Linked Index. The timing of the Fund's allocation to integrated electric utilities aided relative performance, as did stock selection in that sector.

The Fund's out-of-index allocation to renewable energy equipment companies detracted from relative performance, as these holdings had a decline as a group. An out-of-index position in the measurement instruments sector also hindered performance. Stock selection in power generation detracted as well, in part due to an out-of-index allocation to RWE, a Germany-based multinational power company whose shares declined in the period.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly contributed to the Fund's total return for the 12 months ended November 30, 2024.

Top contributing sectors	Top detracting sectors
Exploration & Production	Renewable Energy Equipment
Oilfield Services & Equipment	Measurement Instruments
Integrated Electric Utilities	Power Generation

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of November 30, 2024)
	1 Year	5 Years	10 Years
With sales charge[3]	18.35%	11.54%	1.74%
Without sales charge	19.35%	11.54%	1.74%
Linked Index[1]	14.39%	12.68%	3.87%
S&P 500 Index[2]	33.89%	15.76%	13.34%
MSCI World Index - net[2]	27.83%	12.41%	10.06%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.
Material Change Date	Mar. 28, 2024
Net Assets	$ 124,290,035
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 392,846
Investment Company, Portfolio Turnover	220.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of November 30, 2024)
Net assets	$124,290,035
Number of portfolio holdings (excluding derivatives)	43
Portfolio turnover rate	220%
Net advisory fees paid	$392,846

Holdings [Text Block]
Portfolio holdings (as of November 30, 2024)

Top ten holdings[4,5]	(%)
Energy Transfer LP	7.6%
Phillips 66	7.3%
Hess Corp.	6.3%
ConocoPhillips	5.8%
TC Energy Corp.	5.6%
Chevron Corp.	4.4%
Exxon Mobil Corp.	3.8%
Canadian Natural Resources Ltd.	3.7%
First Solar, Inc.	3.5%
Pembina Pipeline Corp.	3.2%

Sector diversification[4,6]	(%)
Exploration & Production	26.5%
Midstream - Oil & Gas	18.9%
Integrated Oils	15.0%
Refining & Marketing	7.3%
Power Generation	7.3%
Renewable Energy Equipment	6.2%
Oilfield Services & Equipment	5.1%
Integrated Electric Utilities	3.8%
Electrical Power Equipment	2.7%
Other (includes short-term Investments)	7.0%

Country diversification[4,6]	(%)
United States	64.1%
Canada	23.7%
Denmark	3.1%
United Kingdom	2.9%
Germany	1.8%
Italy	1.3%
Thailand	1.1%
Netherlands	1.0%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Energy Transfer LP	7.6%
Phillips 66	7.3%
Hess Corp.	6.3%
ConocoPhillips	5.8%
TC Energy Corp.	5.6%
Chevron Corp.	4.4%
Exxon Mobil Corp.	3.8%
Canadian Natural Resources Ltd.	3.7%
First Solar, Inc.	3.5%
Pembina Pipeline Corp.	3.2%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent shareholder report for the period ended May 31, 2024 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in energy and energy-related companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Material Fund Change Name [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.
Material Fund Change Strategies [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in energy and energy-related companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.
Material Fund Change Risks Change [Text Block]	In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent shareholder report for the period ended May 31, 2024 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class I
Trading Symbol	MLOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 20.60% total return in the 12 months ended November 30, 2024, compared with the Linked Index,[1] which returned 14.39%, and the MSCI World Index - net,[2] which returned 27.83%.

Stock selection in the exploration & production sector helped the Fund's relative performance in the period compared with the Linked Index, in part due to an overweight in EQT Corporation, which rose more than 20%. Stock selection in the oilfield services & equipment sector also contributed, due in large part to the timing of the Fund's allocation to Schlumberger, which had a sizable decline in the Linked Index. The timing of the Fund's allocation to integrated electric utilities aided relative performance, as did stock selection in that sector.

The Fund's out-of-index allocation to renewable energy equipment companies detracted from relative performance, as these holdings had a decline as a group. An out-of-index position in the measurement instruments sector also hindered performance. Stock selection in power generation detracted as well, in part due to an out-of-index allocation to RWE, a Germany-based multinational power company whose shares declined in the period.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly contributed to the Fund's total return for the 12 months ended November 30, 2024.

Top contributing sectors	Top detracting sectors
Exploration & Production	Renewable Energy Equipment
Oilfield Services & Equipment	Measurement Instruments
Integrated Electric Utilities	Power Generation

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of November 30, 2024)
	1 Year	5 Years	10 Years
Class I3	20.60%	12.65%	2.77%
Linked Index[1]	14.39%	12.68%	3.87%
S&P 500 Index[2]	33.89%	15.76%	13.34%
MSCI World Index - net[2]	27.83%	12.41%	10.06%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.
Material Change Date	Mar. 28, 2024
Net Assets	$ 124,290,035
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 392,846
Investment Company, Portfolio Turnover	220.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of November 30, 2024)
Net assets	$124,290,035
Number of portfolio holdings (excluding derivatives)	43
Portfolio turnover rate	220%
Net advisory fees paid	$392,846

Holdings [Text Block]
Portfolio holdings (as of November 30, 2024)

Top ten holdings[4,5]	(%)
Energy Transfer LP	7.6%
Phillips 66	7.3%
Hess Corp.	6.3%
ConocoPhillips	5.8%
TC Energy Corp.	5.6%
Chevron Corp.	4.4%
Exxon Mobil Corp.	3.8%
Canadian Natural Resources Ltd.	3.7%
First Solar, Inc.	3.5%
Pembina Pipeline Corp.	3.2%

Sector diversification[4,6]	(%)
Exploration & Production	26.5%
Midstream - Oil & Gas	18.9%
Integrated Oils	15.0%
Refining & Marketing	7.3%
Power Generation	7.3%
Renewable Energy Equipment	6.2%
Oilfield Services & Equipment	5.1%
Integrated Electric Utilities	3.8%
Electrical Power Equipment	2.7%
Other (includes short-term Investments)	7.0%

Country diversification[4,6]	(%)
United States	64.1%
Canada	23.7%
Denmark	3.1%
United Kingdom	2.9%
Germany	1.8%
Italy	1.3%
Thailand	1.1%
Netherlands	1.0%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Energy Transfer LP	7.6%
Phillips 66	7.3%
Hess Corp.	6.3%
ConocoPhillips	5.8%
TC Energy Corp.	5.6%
Chevron Corp.	4.4%
Exxon Mobil Corp.	3.8%
Canadian Natural Resources Ltd.	3.7%
First Solar, Inc.	3.5%
Pembina Pipeline Corp.	3.2%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent shareholder report for the period ended May 31, 2024 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in energy and energy-related companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Material Fund Change Name [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.
Material Fund Change Strategies [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in energy and energy-related companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.
Material Fund Change Risks Change [Text Block]	In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent shareholder report for the period ended May 31, 2024 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class R
Trading Symbol	MLORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$154	1.40%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 19.92% total return in the 12 months ended November 30, 2024, compared with the Linked Index,[1] which returned 14.39%, and the MSCI World Index - net,[2] which returned 27.83%.

Stock selection in the exploration & production sector helped the Fund's relative performance in the period compared with the Linked Index, in part due to an overweight in EQT Corporation, which rose more than 20%. Stock selection in the oilfield services & equipment sector also contributed, due in large part to the timing of the Fund's allocation to Schlumberger, which had a sizable decline in the Linked Index. The timing of the Fund's allocation to integrated electric utilities aided relative performance, as did stock selection in that sector.

The Fund's out-of-index allocation to renewable energy equipment companies detracted from relative performance, as these holdings had a decline as a group. An out-of-index position in the measurement instruments sector also hindered performance. Stock selection in power generation detracted as well, in part due to an out-of-index allocation to RWE, a Germany-based multinational power company whose shares declined in the period.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly contributed to the Fund's total return for the 12 months ended November 30, 2024.

Top contributing sectors	Top detracting sectors
Exploration & Production	Renewable Energy Equipment
Oilfield Services & Equipment	Measurement Instruments
Integrated Electric Utilities	Power Generation

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of November 30, 2024)
	1 Year	5 Years	10 Years
Class R3	19.92%	12.08%	2.25%
Linked Index[1]	14.39%	12.68%	3.87%
S&P 500 Index[2]	33.89%	15.76%	13.34%
MSCI World Index - net[2]	27.83%	12.41%	10.06%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.
Material Change Date	Mar. 28, 2024
Net Assets	$ 124,290,035
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 392,846
Investment Company, Portfolio Turnover	220.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of November 30, 2024)
Net assets	$124,290,035
Number of portfolio holdings (excluding derivatives)	43
Portfolio turnover rate	220%
Net advisory fees paid	$392,846

Holdings [Text Block]
Portfolio holdings (as of November 30, 2024)

Top ten holdings[4,5]	(%)
Energy Transfer LP	7.6%
Phillips 66	7.3%
Hess Corp.	6.3%
ConocoPhillips	5.8%
TC Energy Corp.	5.6%
Chevron Corp.	4.4%
Exxon Mobil Corp.	3.8%
Canadian Natural Resources Ltd.	3.7%
First Solar, Inc.	3.5%
Pembina Pipeline Corp.	3.2%

Sector diversification[4,6]	(%)
Exploration & Production	26.5%
Midstream - Oil & Gas	18.9%
Integrated Oils	15.0%
Refining & Marketing	7.3%
Power Generation	7.3%
Renewable Energy Equipment	6.2%
Oilfield Services & Equipment	5.1%
Integrated Electric Utilities	3.8%
Electrical Power Equipment	2.7%
Other (includes short-term Investments)	7.0%

Country diversification[4,6]	(%)
United States	64.1%
Canada	23.7%
Denmark	3.1%
United Kingdom	2.9%
Germany	1.8%
Italy	1.3%
Thailand	1.1%
Netherlands	1.0%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Energy Transfer LP	7.6%
Phillips 66	7.3%
Hess Corp.	6.3%
ConocoPhillips	5.8%
TC Energy Corp.	5.6%
Chevron Corp.	4.4%
Exxon Mobil Corp.	3.8%
Canadian Natural Resources Ltd.	3.7%
First Solar, Inc.	3.5%
Pembina Pipeline Corp.	3.2%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent shareholder report for the period ended May 31, 2024 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in energy and energy-related companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Material Fund Change Name [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.
Material Fund Change Strategies [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in energy and energy-related companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.
Material Fund Change Risks Change [Text Block]	In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent shareholder report for the period ended May 31, 2024 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class Z
Trading Symbol	MLOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 20.59% total return in the 12 months ended November 30, 2024, compared with the Linked Index,[1] which returned 14.39%, and the MSCI World Index - net,[2] which returned 27.83%.

Stock selection in the exploration & production sector helped the Fund's relative performance in the period compared with the Linked Index, in part due to an overweight in EQT Corporation, which rose more than 20%. Stock selection in the oilfield services & equipment sector also contributed, due in large part to the timing of the Fund's allocation to Schlumberger, which had a sizable decline in the Linked Index. The timing of the Fund's allocation to integrated electric utilities aided relative performance, as did stock selection in that sector.

The Fund's out-of-index allocation to renewable energy equipment companies detracted from relative performance, as these holdings had a decline as a group. An out-of-index position in the measurement instruments sector also hindered performance. Stock selection in power generation detracted as well, in part due to an out-of-index allocation to RWE, a Germany-based multinational power company whose shares declined in the period.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly contributed to the Fund's total return for the 12 months ended November 30, 2024.

Top contributing sectors	Top detracting sectors
Exploration & Production	Renewable Energy Equipment
Oilfield Services & Equipment	Measurement Instruments
Integrated Electric Utilities	Power Generation

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of November 30, 2024)
	1 Year	5 Years	10 Years
Class Z3	20.59%	12.63%	2.78%
Linked Index[1]	14.39%	12.68%	3.87%
S&P 500 Index[2]	33.89%	15.76%	13.34%
MSCI World Index - net[2]	27.83%	12.41%	10.06%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.
Material Change Date	Mar. 28, 2024
Net Assets	$ 124,290,035
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 392,846
Investment Company, Portfolio Turnover	220.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of November 30, 2024)
Net assets	$124,290,035
Number of portfolio holdings (excluding derivatives)	43
Portfolio turnover rate	220%
Net advisory fees paid	$392,846

Holdings [Text Block]
Portfolio holdings (as of November 30, 2024)

Top ten holdings[4,5]	(%)
Energy Transfer LP	7.6%
Phillips 66	7.3%
Hess Corp.	6.3%
ConocoPhillips	5.8%
TC Energy Corp.	5.6%
Chevron Corp.	4.4%
Exxon Mobil Corp.	3.8%
Canadian Natural Resources Ltd.	3.7%
First Solar, Inc.	3.5%
Pembina Pipeline Corp.	3.2%

Sector diversification[4,6]	(%)
Exploration & Production	26.5%
Midstream - Oil & Gas	18.9%
Integrated Oils	15.0%
Refining & Marketing	7.3%
Power Generation	7.3%
Renewable Energy Equipment	6.2%
Oilfield Services & Equipment	5.1%
Integrated Electric Utilities	3.8%
Electrical Power Equipment	2.7%
Other (includes short-term Investments)	7.0%

Country diversification[4,6]	(%)
United States	64.1%
Canada	23.7%
Denmark	3.1%
United Kingdom	2.9%
Germany	1.8%
Italy	1.3%
Thailand	1.1%
Netherlands	1.0%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Energy Transfer LP	7.6%
Phillips 66	7.3%
Hess Corp.	6.3%
ConocoPhillips	5.8%
TC Energy Corp.	5.6%
Chevron Corp.	4.4%
Exxon Mobil Corp.	3.8%
Canadian Natural Resources Ltd.	3.7%
First Solar, Inc.	3.5%
Pembina Pipeline Corp.	3.2%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent shareholder report for the period ended May 31, 2024 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in energy and energy-related companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Material Fund Change Name [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.
Material Fund Change Strategies [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in energy and energy-related companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.
Material Fund Change Risks Change [Text Block]	In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent shareholder report for the period ended May 31, 2024 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348